SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1) - $ / shares	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 1)
Stock options outstanding and exercisable shares, Beginning	4,650,000	3,395,000
Granted	1,120,000	1,545,000
Exercised	(840,000)	(205,000)
Cancelled	(275,000)	(85,000)
Expired	(60,000)
Stock options outstanding and exercisable shares, Ending	4,595,000	4,650,000
Stock options outstanding and exercisable Weighted Average Exercise Price, Beginning	$ 0.31	$ 0.29
Granted	0.41	0.36
Exercised	0.24	0.30
Cancelled	0.34	0.29
Expired	0.29
Stock options outstanding and exercisable Weighted Average Exercise Price, Ending	$ 0.36	$ 0.31